Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Balance at beginning of period	$ 259,102	$ 321,406
Balance at end of period	$ 22,208,594	259,102	$ 321,406
Impairment loss recognized		$ 0	0	$ 0
Estimated useful life, operator's license	10 years	10 years
Cost
Intangible Assets
Balance at beginning of period	$ 389,456	$ 422,826	437,911
Acquisitions	24,665,772
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	350,670
Movement in exchange rates	(22,889)	(33,370)	(15,085)
Balance at end of period	24,681,670	389,456	422,826	437,911
Accumulated amortization
Intangible Assets
Balance at beginning of period	(130,354)	(101,420)	(63,202)
Amortization	2,472,372	38,766	41,337
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	(140,268)
Movement in exchange rates	10,618	(9,832)	(3,119)
Balance at end of period	(2,473,076)	(130,354)	(101,420)	$ (63,202)
Cannabis operator's license
Intangible Assets
Balance at beginning of period	242,086	304,260
Balance at end of period	$ 210,402	$ 242,086	304,260
Estimated useful life, operator's license	9 years	6 years 6 months
Cannabis distribution license
Intangible Assets
Balance at beginning of period	$ 17,016	$ 17,146
Balance at end of period	15,264	17,016	17,146
cannabis API and GMP license
Intangible Assets
Balance at beginning of period	242,086
Balance at end of period	22,183,403	242,086
Software
Intangible Assets
Balance at beginning of period	0
Balance at end of period	9,927	0
Software | Cost
Intangible Assets
Acquisitions	17,548
Movement in exchange rates	633
Balance at end of period	18,181
Software | Accumulated amortization
Intangible Assets
Amortization	7,550
Movement in exchange rates	704
Balance at end of period	(8,254)
Licenses
Intangible Assets
Balance at beginning of period	259,102
Balance at end of period	22,198,667	259,102
Licenses | Cost
Intangible Assets
Balance at beginning of period	389,456	422,826
Acquisitions	24,648,224
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	350,670
Movement in exchange rates	(23,522)	(33,370)
Balance at end of period	24,663,489	389,456	422,826
Licenses | Accumulated amortization
Intangible Assets
Balance at beginning of period	(130,354)	(101,420)
Amortization	2,464,822	38,766
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	(140,268)
Movement in exchange rates	9,914	(9,832)
Balance at end of period	$ (2,464,822)	$ (130,354)	$ (101,420)